MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2025
MATERIAL ACCOUNTING POLICY INFORMATION
MATERIAL ACCOUNTING POLICY INFORMATION

2. MATERIAL ACCOUNTING POLICY INFORMATION

(a) Statement of compliance

These unaudited condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting using accounting policies consistent with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The Company’s material accounting policy information applied in these unaudited condensed interim consolidated financial statements are the same as those disclosed in Note 3 of the Company’s audited annual consolidated financial statements for the years ended December 31, 2024, 2023 and 2022. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s most recent audited annual consolidated financial statements.

The functional currency of the Company and its subsidiary is the United States dollar (“USD” or “$”). The presentation currency of these unaudited condensed interim consolidated financial statements is USD. Any reference to Canadian dollars is denoted by “C$” or “CAD”.

These unaudited condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on August 6, 2025.

2. MATERIAL ACCOUNTING POLICY INFORMATION (Continued)

(b) Significant accounting estimates and judgments

The preparation of financial statements requires the use of accounting estimates. It also requires management to exercise judgment in the process of applying its accounting policies. Estimates and policy judgments are regularly evaluated and are based on management’s experience and other factors, including expectations about future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant accounting policy judgments include:

●	The assessment of the Company’s ability to continue as a going concern which requires judgment related to future funding available to identify new business opportunities and meet working capital requirements, the outcome of which is uncertain (refer to Note 1b); and
●	The application of the Company’s accounting policy for impairment of E&E assets which requires judgment to determine whether indicators of impairment exist including factors such as the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further E&E of resource properties are budgeted and evaluation of the results of E&E activities up to the reporting date. Management assessed impairment indicators for the Company’s E&E assets and concluded that no impairment indicators exist as of June 30, 2025.

Significant sources of material estimation uncertainty include:

●	The determination of the fair value of share options issued by the Company (refer to Note 8c).

(c) New accounting standards and recent pronouncements

The following standards, amendments and interpretations have been issued but are not yet effective:

●	In May 2024, the International Accounting Standards Board (“IASB”) issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures.

The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance (“ESG”)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs, and amended disclosures relating to equity instruments designated at fair value through other comprehensive income (loss). The amendments are effective for annual periods beginning on or after January 1, 2026 with early adoption permitted. This amendment is not expected to have a material impact on the Company.

2. MATERIAL ACCOUNTING POLICY INFORMATION (Continued)

●	In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements which will replace IAS 1, Presentation of Financial Statements. The new standard on presentation and disclosure in financial statements focuses on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. Many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and also applies to comparative information. The Company is in the process of assessing the impact of this standard.

There are no other IFRS Accounting Standards or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have a significant impact on the Company.